Supplement to the
Fidelity® International Small Cap Fund
Class A, Class M, Class C, Class I and Class Z
December 30, 2020
Prospectus

Effective September 1, 2021, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the MSCI EAFE Small Cap Index or the MSCI ACWI ex USA Small Cap Index).

Effective November 16, 2021, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Sam Chamovitz (co-manager) has managed the fund since March 2014.

David Jenkins (co-manager) has managed the fund since November 2021.

It is expected that Mr. Chamovitz will transition off the fund effective on or about September 30, 2023.

Effective September 1, 2021, the following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the MSCI EAFE Small Cap Index or the MSCI ACWI ex USA Small Cap Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

Effective November 16, 2021, the following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Sam Chamovitz is co-manager of the fund, which he has managed since March 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

David Jenkins is co-manager of the fund, which he has managed since November 2021. Since joining Fidelity Investments in 2007, Mr. Jenkins has worked as a global research analyst and portfolio manager.

It is expected that Mr. Chamovitz will transition off the fund effective on or about September 30, 2023.

AISC-21-02 1.790649.144	November 16, 2021

Supplement to the
Fidelity® International Small Cap Fund
December 30, 2020
Prospectus

Effective September 1, 2021, the following information replaces similar information found in the “Fund Summary” section under the “Principal Investment Strategies” heading.

  Normally investing at least 80% of assets in securities of companies with small market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the MSCI EAFE Small Cap Index or the MSCI ACWI ex USA Small Cap Index).

Effective November 16, 2021, the following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

Sam Chamovitz (co-manager) has managed the fund since March 2014.

David Jenkins (co-manager) has managed the fund since November 2021.

It is expected that Mr. Chamovitz will transition off the fund effective on or about September 30, 2023.

Effective September 1, 2021, the following information replaces similar information found in the “Fund Basics” section under the “Principal Investment Strategies” heading.

The Adviser normally invests at least 80% of the fund's assets in securities of companies with small market capitalizations. Although a universal definition of small market capitalization companies does not exist, for purposes of this fund, the Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the MSCI EAFE Small Cap Index or the MSCI ACWI ex USA Small Cap Index. A company's market capitalization is based on its current market capitalization or its market capitalization at the time of the fund's investment. The size of the companies in each index changes with market conditions and the composition of the index.

Effective November 16, 2021, the following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

Sam Chamovitz is co-manager of the fund, which he has managed since March 2014. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Chamovitz has worked as a research analyst and portfolio manager.

David Jenkins is co-manager of the fund, which he has managed since November 2021. Since joining Fidelity Investments in 2007, Mr. Jenkins has worked as a global research analyst and portfolio manager.

It is expected that Mr. Chamovitz will transition off the fund effective on or about September 30, 2023.

ISC-21-02 1.778063.131	November 16, 2021